EATON VANCE MUNICIPALS TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Municipals Trust (the “Registrant”) (1933 Act File No. 33-00572) certifies (a) that the form of prospectus and statement of additional information dated February 1, 2021 used with respect to the following series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 191 (“Amendment No. 191”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 191 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000940394-21-000093) on January 27, 2021:

Eaton Vance California Municipal Opportunities Fund

Eaton Vance Massachusetts Municipal Income Fund

Eaton Vance National Municipal Income Fund

Eaton Vance New York Municipal Income Fund

Eaton Vance Ohio Municipal Income Fund

EATON VANCE MUNICIPALS TRUST

By:	/s/ Maureen A. Gemma
Maureen A. Gemma, Esq
Secretary

Date: February 3, 2021